Key Management Compensation	12 Months Ended
Dec. 31, 2019
Related Party [Abstract]
Key Management Compensation
Key Management Compensation

The compensation for key management recognized in total comprehensive income in respect of employee services is summarized in the table below. Key management includes our directors, President and Chief Executive Officer, and senior vice presidents.

(CAD$ in millions)	2019	2018
Salaries, bonuses, director fees and other short-term benefits	$17	$16
Post-employment benefits	9	1
Share option compensation expense (Note 24(c))	7	6
Compensation expense (recovery) related to Units (Note 24(d))	(1)	7
	$32	$30